Notes Payable Related Party - Summary of Notes Payable Related Party (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Payable Related Party [Abstract]
Notes payable due to related parties, with varying interest rates between 8% to 12% annual, with varying maturity dates	$ 12,000	$ 12,011	$ 12,952	$ 14,215
Less debt discount			(49)	(141)
Less current portion	$ (12,000)	$ (12,011)	(924)	(1,427)
Non-current portion			$ 11,979	$ 12,647